Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FOR OPERATING ACTIVITIES:
NET LOSS	$ (796,950)	$ (1,201,696)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	31,491	10,297
Amortization of intangible assets	81,953	77,904
Amortization of operating right-of-use asset	70,092	84,912
Amortization of finance right-of-use assets	3,255	5,329
Provision for credit losses	25,853
Deferred taxes benefits	(59,046)	(18,001)
Change in operating assets and liabilities
Accounts receivable	(507,367)	(259,406)
Other receivables	637	(31,766)
Inventories, net	(6,413)	19,332
Prepaid expenses and other current assets	121,946	(226,851)
Accounts payable	53,438	277,969
Other payables and accrued liabilities	118,939	216,265
Customer deposits	(295,060)	46,186
Taxes payable	16,950	(130,985)
Operating lease liability	(65,759)	(84,912)
Net cash used in operating activities	(1,206,041)	(1,215,423)
CASH FLOWS FOR INVESTING ACTIVITIES:
Purchases of crypto assets	(250,000)
Purchases of equipment		(23,222)
Purchases of intangible assets	(9,135)
Net cash used in investing activities	(259,135)	(23,222)
CASH FLOWS FOR FINANCING ACTIVITIES:
Repurchased of warrant	(125,000)
Repayments of convertible note	(46,377)
Proceeds received from issuance of ordinary shares through register direct offering	3,750,000
Proceeds from short-term loans - private lenders		445,117
Repayments to short-term loans - private lenders	(389,209)	(577,057)
Proceeds received from short-term loans - related parties	182,954	1,193,973
Repayments to short-term loans - related parties	(1,957,667)
Advance from other payables - related parties	87,570	59,001
Payment of finance lease liabilities	(8,619)	(3,277)
Net cash provided by financing activities	1,493,652	1,117,757
EFFECT OF EXCHANGE RATE CHANGES	(7,717)	59,866
NET CHANGE IN CASH and CASH EQUIVALENTS	20,759	(61,022)
CASH and CASH EQUIVALENTS, beginning of the period	345,145	237,606
CASH and CASH EQUIVALENTS, end of the period	365,904	176,584
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	32,418	28,943
Cash paid for interest	28,328	5,906
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Initial recognition of operating right-of-use assets and lease liabilities	180,900	47,192
Initial recognition of financing right-of-use assets and lease liabilities	41,706
Derecognition of financing right-of-use assets and lease liabilities upon leases termination	16,009	80,931
Issuance of ordinary shares upon conversion of convertible notes		22,329
Issuance of ordinary shares in exchange for crypto assets	$ 7,310,000